Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)	$ 112,113,025	$ 115,514,750
Provision for trails in process (Note 18)	35,777,544	13,186,811
Provision for environmental costs	11,275,051	9,134,000
Total	$ 159,165,620	$ 137,835,561